SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATE USEFUL LIFE OF ASSETS

Depreciation is calculated on the straight-line basis to write off the cost of each asset to its residual value over the estimated useful life as follows:

Leasehold improvement	Shorter of the lease term or estimated useful life
Furniture and education equipment	5 years
Computer equipment and software	3-5 years

SUMMARY OF EXCHANGE OF CURRENCY RATES	The exchange rates utilized as follows:
	H1 2023	H12022
Year-end RMB exchange rate	7.2536	6.6994
Average annual RMB exchange rate	6.9213	6.5108